Other assets - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash flow hedges	$ 56,802	$ 3,371
Chile VAT receivable	18,493	22,118
Restricted cash for debt service and major maintenance of vessels	13,053	15,064
Restricted cash for debt service	0	26,915
Defined benefit pension plans	5,017	4,794
Investment in Carbon Recycling International	4,620	4,620
Deferred financing fees	1,431	8,813
Other	9,612	13,468
Total other assets	109,028	99,163
Less current portion	(9,842)	(6,634)
Other assets	$ 99,186	$ 92,529